INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 11,822
Cost at end of year	15,845	$ 11,822
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	13,718	15,785
Acquisitions through business combinations	4,020	302
Additions, net of disposals	284	149
Assets reclassified as held for sale	0	(793)
Assets held by subsidiaries disposed during the period	0	(1,454)
Non-cash additions, intangible assets other than goodwill	(7)	47
Foreign currency translation	607	(318)
Cost at end of year	18,622	13,718
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	(1,896)	(1,571)
Assets reclassified as held for sale	0	211
Assets held by subsidiaries disposed during the period	0	5
Non-cash disposals	(2)	0
Amortization	(770)	(561)
Foreign currency translation	(109)	20
Cost at end of year	$ (2,777)	$ (1,896)